Notes Payable and Convertible Notes Payable - Schedule of Activity Related to Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Activity Related To Notes Payable Abstract
Balance beginning	$ 507,136
Proceeds (face amount of note)	122,873	$ 150,000
Reclassifications	640,000
Original issue debt discount		(75,000)
Amortization of debt discount		296,181
Balance ending	$ 1,270,009	$ 507,136